Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,500,000
Previously Paid Amount	0.00
Total Fee Amount	2,526.15
Total Offset Amount	0.00
Net Fee	2,526.15
Narrative - Max Aggregate Offering Price	$ 16,500,000
Final Prospectus	true